Employee Benefit Plan, Schedule, Delinquent Participant Contribution (Details) - AES Corp Retirement Savings Plan [Domain]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution, Transferred Late to Plan	$ 1,737,298
EBP, Schedule of Delinquent Participant Contribution, Not Corrected	1,737,298
EBP, Schedule of Delinquent Participant Contribution, Corrected Outside VFCP	0
EBP, Schedule of Delinquent Participant Contribution, Pending Correction in VFCP	0
EBP, Schedule of Delinquent Participant Contribution, Corrected	$ 0
EBP, Schedule of Delinquent Participant Contribution, Late Repayment Included [true false]	true